UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04809

LIBERTY ALL-STAR EQUITY FUND
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado		80203
(Address of principal executive offices)		(Zip code)

Tané T. Tyler Liberty All-Star Equity Fund 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	December 31

Date of reporting period:	July 1 – September 30, 2009

Item 1 – Schedule of Investments.

LIBERTY ALL-STAR EQUITY FUND

SCHEDULE OF INVESTMENTS

as of September 30, 2009 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (98.03%)
CONSUMER DISCRETIONARY (12.89%)
Auto Components (1.65%)
Johnson Controls, Inc.	217,000	$5,546,520
Magna International, Inc., Class A	231,550	9,845,506
		15,392,026
Hotels, Restaurants & Leisure (2.28%)
Carnival Corp.	224,980	7,487,334
Starbucks Corp.(a)	421,300	8,699,845
Yum! Brands, Inc.	148,000	4,996,480
		21,183,659
Household Durables (1.61%)
NVR, Inc.(a)	10,655	6,791,177
Pulte Homes, Inc.	381,541	4,193,136
Whirlpool Corp.	57,525	4,024,449
		15,008,762
Internet & Catalog Retail (0.91%)
Amazon.com, Inc.(a)	91,180	8,512,565

Leisure Equipment & Products (0.28%)
Mattel, Inc.	139,550	2,576,093

Media (2.70%)
Comcast Corp., Class A	103,000	1,656,240
The DIRECTV Group, Inc.(a)	132,800	3,662,624
Liberty Media Corp., Capital Group, Series A(a)	90,419	1,891,565
The McGraw-Hill Cos., Inc.	206,000	5,178,840
Omnicom Group, Inc.	193,925	7,163,590
The Walt Disney Co.	203,000	5,574,380
		25,127,239
Multi-Line Retail (1.09%)
J.C. Penney Co., Inc.	300,740	10,149,975

Specialty Retail (2.37%)
Best Buy Co., Inc.	34,590	1,297,817
Home Depot, Inc.	76,600	2,040,624
O’Reilly Automotive, Inc.(a)	103,300	3,733,262

Staples, Inc.	289,000	6,710,580
The TJX Companies, Inc.	221,400	8,225,010
		22,007,293
CONSUMER STAPLES (4.81%)
Beverages (0.42%)
The Coca-Cola Co.	73,300	3,936,210

Food & Staples Retailing (1.98%)
Costco Wholesale Corp.	84,100	4,748,286
CVS Caremark Corp.	120,600	4,310,244
Walgreen Co.	181,000	6,782,070
Wal-Mart Stores, Inc.	52,700	2,587,043
		18,427,643
Food Products (1.20%)
Kraft Foods, Inc.	117,300	3,081,471
Sara Lee Corp.	250,271	2,788,019
Smithfield Foods, Inc.(a)	43,215	596,367
Tyson Foods, Inc., Class A	370,400	4,678,152
		11,144,009
Household Products (0.82%)
The Procter & Gamble Co.	132,200	7,657,024

Personal Products (0.39%)
Avon Products, Inc.	107,375	3,646,455

ENERGY (12.50%)
Energy Equipment & Services (3.66%)
BJ Services Co.	213,150	4,141,505
FMC Technologies, Inc.(a)	72,510	3,787,922
National-Oilwell Varco, Inc.(a)	134,800	5,813,924
Oceaneering International, Inc.(a)	117,600	6,673,800
Patterson-UTI Energy, Inc.	84,550	1,276,705
Schlumberger Ltd.	78,230	4,662,508
Weatherford International Ltd.(a)	370,200	7,674,246
		34,030,610
Oil, Gas & Consumable Fuels (8.84%)
Apache Corp.	40,725	3,739,777
Arch Coal, Inc.	499,935	11,063,562
BP PLC(b)	82,629	4,398,342
Chesapeake Energy Corp.	525,119	14,913,379
Chevron Corp.	76,000	5,352,680
ConocoPhillips	129,000	5,825,640
Consol Energy, Inc.	118,525	5,346,663
Devon Energy Corp.	108,000	7,271,640

EXCO Resources, Inc.	30,590	571,727
Exxon Mobil Corp.	13,700	939,957
Forest Oil Corp.(a)	550,155	10,766,533
Occidental Petroleum Corp.	71,700	5,621,280
Valero Energy Corp.	334,475	6,485,470
		82,296,650
FINANCIALS (16.59%)
Capital Markets (2.49%)
Bank of New York Mellon Corp.	182,000	5,276,180
Morgan Stanley	313,175	9,670,844
State Street Corp.	36,250	1,906,750
UBS AG(a)	344,100	6,300,471
		23,154,245
Commercial Banks (1.79%)
Comerica, Inc.	147,500	4,376,325
PNC Financial Services Group, Inc.	253,791	12,331,705
		16,708,030
Consumer Finance (2.37%)
American Express Co.	135,000	4,576,500
Capital One Financial Corp.	92,125	3,291,626
Visa, Inc., Class A	206,000	14,236,660
		22,104,786
Diversified Financial Services (4.44%)
Bank of America Corp.	1,220,259	20,646,782
Citigroup, Inc.	1,014,044	4,907,972
IntercontinentalExchange, Inc.(a)	47,400	4,606,806
JPMorgan Chase & Co.	253,525	11,109,466
		41,271,026
Insurance (4.24%)
ACE Ltd.(a)	55,500	2,967,030
Aflac, Inc.	22,565	964,428
The Allstate Corp.	385,920	11,816,870
Axis Capital Holdings Ltd.	1,200	36,216
Brown & Brown, Inc.	156,650	3,001,414
Fidelity National Financial, Inc.	129,010	1,945,471
Genworth Financial, Inc., Class A	362,235	4,328,708
The Hartford Financial Services Group, Inc.	136,445	3,615,793
MetLife, Inc.	78,975	3,006,578
RenaissanceRe Holdings Ltd.	37,475	2,052,131
Torchmark Corp.	130,325	5,660,015
		39,394,654

Real Estate Investment Trusts (1.26%)
Annaly Capital Management, Inc.	517,544	9,388,248
Redwood Trust, Inc.	153,170	2,374,135
		11,762,383
HEALTH CARE (11.45%)
Biotechnology (2.20%)
Cephalon, Inc.(a)	70,200	4,088,448
Genzyme Corp.(a)	143,600	8,146,428
Gilead Sciences, Inc.(a)	177,400	8,263,292
		20,498,168
Health Care Equipment & Supplies (2.84%)
Boston Scientific Corp.(a)	219,450	2,323,976
CareFusion Corp.(a)	93,000	2,027,400
Covidien Ltd.	86,000	3,720,360
Intuitive Surgical, Inc.(a)	15,400	4,038,650
Medtronic, Inc.	47,000	1,729,600
Varian Medical Systems, Inc.(a)	157,900	6,652,327
Zimmer Holdings, Inc.(a)	111,425	5,955,666
		26,447,979
Health Care Providers & Services (3.43%)
Aetna, Inc.	186,775	5,197,948
AmerisourceBergen Corp.	98,276	2,199,417
Brookdale Senior Living, Inc.	138,564	2,512,165
Cardinal Health, Inc.	186,000	4,984,800
Medco Health Solutions, Inc.(a)	64,000	3,539,840
Omnicare, Inc.	47,940	1,079,609
UnitedHealth Group, Inc.	193,300	4,840,232
WellPoint, Inc.(a)	160,400	7,596,543
		31,950,554
Health Care Technology (0.61%)
Cerner Corp.(a)	75,732	5,664,754

Life Sciences Tools & Services (0.90%)
Life Technologies Corp.(a)	179,300	8,346,415

Pharmaceuticals (1.47%)
Allergan, Inc.	84,900	4,818,924
Bristol-Myers Squibb Co.	188,442	4,243,714
Johnson & Johnson	48,375	2,945,554
Teva Pharmaceutical Industries Ltd.(b)	33,300	1,683,648
		13,691,840

INDUSTRIALS (8.62%)
Aerospace & Defense (2.44%)
The Boeing Co.	189,655	10,269,819
L-3 Communications Holdings, Inc.	57,025	4,580,248
Northrop Grumman Corp.	151,425	7,836,244
		22,686,311
Air Freight & Logistics (1.35%)
C.H. Robinson Worldwide, Inc.	157,345	9,086,673
Expeditors International of Washington, Inc.	98,790	3,472,469
		12,559,142
Commercial Services & Supplies (0.37%)
Quanta Services, Inc.(a)	155,400	3,439,002

Construction & Engineering (0.52%)
Fluor Corp.	94,500	4,805,325

Electrical Equipment (0.39%)
Rockwell Automation, Inc.	85,950	3,661,470

Industrial Conglomerates (0.76%)
Tyco International Ltd.	206,500	7,120,120

Machinery (1.82%)
Danaher Corp.	53,780	3,620,470
Deere & Co.	26,600	1,141,672
Flowserve Corp.	62,006	6,110,071
Joy Global, Inc.	61,600	3,014,704
Navistar International Corp.(a)	55,813	2,088,522
PACCAR, Inc.	25,000	942,750
		16,918,189
Professional Services (0.97%)
The Dun & Bradstreet Corp.	20,600	1,551,592
Monster Worldwide, Inc.(a)	428,100	7,483,188
		9,034,780
INFORMATION TECHNOLOGY (25.69%)
Communications Equipment (5.15%)
Alcatel-Lucent(a)(b)	1,363,433	6,121,814
Cisco Systems, Inc.(a)	278,000	6,544,120
Corning, Inc.	671,800	10,285,258
Motorola, Inc.	430,725	3,699,928
QUALCOMM, Inc.	216,300	9,729,174
Research In Motion Ltd.(a)	171,700	11,598,335
		47,978,629

Computers & Peripherals (5.18%)
Apple, Inc.(a)	53,600	9,935,832
Dell, Inc.(a)	1,347,125	20,557,127
EMC Corp.(a)	290,300	4,946,712
Hewlett-Packard Co.	152,800	7,213,688
NetApp, Inc.(a)	208,400	5,560,112
		48,213,471
Electronic Equipment & Instruments (1.45%)
Avnet, Inc.(a)	222,540	5,779,364
Tyco Electronics Ltd.	345,125	7,689,385
		13,468,749
Internet Software & Services (2.87%)
eBay, Inc.(a)	526,400	12,428,304
Google, Inc., Class A(a)	19,600	9,718,660
Yahoo!, Inc.(a)	255,500	4,550,455
		26,697,419
IT Services (1.61%)
Accenture Ltd., Class A	3,375	125,786
Cognizant Technology Solutions Corp.(a)	152,100	5,880,186
Fiserv, Inc.(a)	55,000	2,651,000
The Western Union Co.	336,000	6,357,120
		15,014,092
Semiconductors & Semiconductor Equipment (3.54%)
Analog Devices, Inc.	203,000	5,598,740
ASML Holding N.V.	126,160	3,730,551
Intel Corp.	108,700	2,127,259
International Rectifier Corp.(a)	360,313	7,022,500
Lam Research Corp.(a)	241,400	8,246,225
Novellus Systems, Inc.(a)	295,000	6,189,100
		32,914,375
Software (5.89%)
Adobe Systems, Inc.(a)	228,000	7,533,120
BMC Software, Inc.(a)	55,700	2,090,421
CA, Inc.	256,750	5,645,933
Citrix Systems, Inc.(a)	45,400	1,781,042
Intuit, Inc.(a)	57,700	1,644,450
McAfee, Inc.(a)	163,300	7,150,907
Microsoft Corp.	739,025	19,133,356
Oracle Corp.	305,100	6,358,284
Salesforce.com, Inc.(a)	61,000	3,472,730
		54,810,243

MATERIALS (2.87%)
Chemicals (1.42%)
Cytec Industries, Inc.	21,095	684,955
Monsanto Co.	99,200	7,678,080
Praxair, Inc.	50,000	4,084,500
Sigma-Aldrich Corp.	15,000	809,700
		13,257,235
Metals & Mining (1.45%)
Alcoa, Inc.	410,000	5,379,200
Barrick Gold Corp.	213,900	8,106,810
		13,486,010
TELECOMMUNICATION SERVICES (0.26%)
Wireless Telecommunication Services (0.26%)
Vodafone Group PLC(b)	108,300	2,436,750

UTILITIES (2.35%)
Electric Utilities (0.76%)
Allegheny Energy, Inc.	266,120	7,057,502

Independent Power Producers & Energy Traders (1.14%)
RRI Energy, Inc.(a)	1,490,690	10,643,527

Multi-Utilities (0.45%)
Sempra Energy	81,250	4,047,063
Wisconsin Energy Corp., Series C	3,978	179,686
		4,226,749

TOTAL COMMON STOCKS (COST OF $957,349,638)		912,520,137

	SHARES	MARKET VALUE
EXCHANGE TRADED FUND (0.02%)

EXCHANGE TRADED FUND

iShares Russell 1000 Value Index Fund (COST OF $224,355)	4,155	230,561

PREFERRED STOCK (0.08%)

CONSUMER DISCRETIONARY (0.08%)
Automobiles (0.08%)
General Motors Corp., Series C, 6.250%(a) (COST OF $3,321,454)	194,445	712,155

	PAR VALUE
SHORT TERM INVESTMENT (2.26%)

REPURCHASE AGREEMENT (2.26%)
Repurchase agreement with State Street Bank & Trust Co., dated 09/30/09, due 10/01/09 at 0.010%, collateralized by several Fannie Mae and Freddie Mac instruments with various maturity dates, market value of $21,463,958 (Repurchase proceeds of $21,027,006) (Cost of $21,027,000)	$21,027,000	21,027,000

TOTAL INVESTMENTS (100.39%) (COST OF 981,922,447)(c)		934,489,853

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.39%)		(3,636,809)

NET ASSETS (100.00%)		$930,853,044
NET ASSET VALUE PER SHARE (182,678,079 SHARES OUTSTANDING)		$5.10

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) American Depositary Receipt.

(c) Cost of investments for federal income tax purposes is $991,072,326.

Gross unrealized appreciation and depreciation at September 30, 2009 based on cost of investments for federal income tax purposes is as follows:

Gross unrealized appreciation	$100,987,503
Gross unrealized depreciation	(157,569,976)
Net unrealized depreciation	$(56,582,473)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

NOTE 1. ORGANIZATION

Liberty All-Star Equity Fund (the “Fund”) is a Massachusetts business trust registered under the Investment Company Act of 1940 (the “Act”), as amended, as a diversified, closed-end management investment company.

Investment Goal

The Fund seeks total investment return comprised of long-term capital appreciation and current income through investing primarily in a diversified portfolio of equity securities.

Fund Shares

The Fund may issue an unlimited number of shares of beneficial interest.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Equity securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the NASDAQ, which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees (the “Board”), based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term debt obligations maturing in more than 60 days for which market quotations are readily available are valued at current market value. Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures approved by and under the general supervision of the Board.

Foreign Securities

The Fund invests in foreign securities which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates.  Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values may also occur with the use of foreign exchange rates obtained at approximately 11:00 a.m. Eastern Time, which approximates the close of the London Exchange. The portion of unrealized and realized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date.

The Fund estimates components of distributions from real estate investment trusts (REIT’s). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Fair Value Measurements

The Fund discloses the classification of its fair value measurements following the three-tier hierarchy established by the Financial Accounting Standards Board.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Quoted prices in active markets for identical investments

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009.

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1- Quoted Prices
Common Stocks	$912,520,137	—
Exchange Traded Fund	230,561	—
Preferred Stock	712,155	—
Level 2-Other Significant Observable Inputs
Short Term Investment	21,027,000	—
Level 3- Significant Unobservable Inputs
Total	$934,489,853	—

*Other financial instruments are derivative investments not reflected in the Schedule of Investments such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

For the nine months ended September 30, 2009, the Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Federal Income Tax Status

For federal income tax purposes, the Fund currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to its shareholders. Accordingly, no provision for federal income or excise taxes has been made.

In accordance with FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” the financial statement effects of a tax position taken or expected to be taken in a tax return are to be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Fund has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Fund files income tax returns in the U.S. federal jurisdiction and Colorado. For the years ended December 31, 2005 through December 31, 2008 for the federal jurisdiction and for the years ended December 31, 2006 through December 31, 2008 for Colorado, the Fund’s returns are still open to examination by the appropriate taxing authority.

Distributions to Shareholders

The Fund currently has a policy of paying distributions on its shares of beneficial interest totaling approximately 6% of its net asset value per year. The distributions are payable in four quarterly distributions of 1.5% of the Fund’s net asset value at the close of the New York Stock Exchange on the Friday prior to each quarterly declaration date. Distributions to shareholders are recorded on ex-date.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund’s organizational documents and by contract, the Trustees and Officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Recent Accounting Pronouncements

In June 2009, the Financial Accounting Standards Board (FASB) issued FASB ASC 105 (formerly FASB Statement 168), Generally Accepted Accounting Principles, establishing the FASB Accounting Standards CodificationTM (ASC) as the source of authoritative generally accepted accounting principles (GAAP) to be applied by nongovernmental entities. FASB ASC 105 is effective for annual and interim periods ending after September 15, 2009, and the Company has updated its references to GAAP in this report in accordance with the provisions of this pronouncement. The implementation of FASB ASC 105 did not have a material effect on its financial position or results of operation.

In April 2009, the FASB issued FASB ASC 820-10-65 (formerly FASB Staff Position No. FAS 157-4), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly. This standard applies to all assets and liabilities within the scope of accounting pronouncements that require or permit fair value measurements, with certain defined exceptions, and provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased. ASC 820-10-65 is effective for interim reporting periods ending after June 15, 2009. The implementation of ASC 820-10-65 did not have a material effect on the Company’s financial position or results of operation.

Item 2 - Controls and Procedures.

(a)           The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)           There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIBERTY ALL-STAR EQUITY FUND

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	November 23, 2009

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	November 23, 2009

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